Property and Equipment - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property and Equipment
Less: Accumulated depreciation	¥ (8,629)	$ (1,183)	¥ (22,117)
Total property and equipment, net	8,847	1,212	14,635
Vehicles
Property and Equipment
Property, Plant and Equipment, Gross	11,647	1,596	30,902
Electronic equipment
Property and Equipment
Property, Plant and Equipment, Gross	4,931	676	4,951
Leasehold improvement
Property and Equipment
Property, Plant and Equipment, Gross	417	57	417
Furniture
Property and Equipment
Property, Plant and Equipment, Gross	¥ 481	$ 66	¥ 482